SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Effective January 17, 2013, Arthur Leger resigned as the President, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer of the Company.  Immediately upon Mr. Leger’s resignation, on January 17, 2013, David Rector, a current director of the Company, was appointed as the Company’s interim Chief Executive Officer. Mr. Leger remains a director of the Company and was appointed as the Company’s Vice President of Exploration and Chief Geologist.

In consideration for Mr. Rector’s services as interim Chief Executive Officer, the Company’s Board of Directors awarded Mr. Rector a restricted stock grant under its 2012 Equity Incentive Plan equal to 3,000,000 shares of the Company’s common stock, which shall vest in three equal installments on January 17, 2014, January 17, 2015 and January 17, 2016.  Additionally, the Board of Directors agreed to pay Mr. Rector an annual salary of $185,000.

On January 17, 2013, the Board of Directors appointed James Davidson as a director of the Company.  In connection with his appointment as a director, the Company’s Board of Directors awarded Mr. Davidson a restricted stock grant under the Company’s 2012 Equity Incentive Plan equal to 500,000 shares of the Company’s common stock which shall vest in two equal installments on January 17, 2014 and January 17, 2015.